UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   May 13, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      66

Form 13F Information Table Value Total:      2,324,096 (x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        Natixis Global Asset Management, L.P

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
NAME OF ISSUER          TITL  CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        E OF             X1000                 DISC.    ER
                        CLAS                                            MGR
                        S
                                                                             SOLE     SHR      NONE
Advance Auto Parts      COM   00751Y106    23195   681200 SH   Defined         43600    637600
Inc.
Alpharma Inc. - Cl. A   COM   020813101    28676  1094099 SH   Defined          2600    963499    128000
AnnTaylor Stores Corp.  COM   036115103    35194  1455500 SH   Defined         11300   1301000    143200
Arch Chemical Inc.      COM   03937R102    55879  1499699 SH   Defined          3800   1325799    170100
Ashland Inc.            COM   044209104     9810   207400 SH   Defined         23200    184200
Brookfield Asset        COM   112585104    81406  3034135 SH   Defined         77637   2737974    218524
Management -
CEC Entertainment,      COM   125137109    40021  1385761 SH   Defined          3700   1228161    153900
Inc.
Cabot Corp.             COM   127055101    57424  2050874 SH   Defined         42200   1840874    167800
Cabot Microelectronics  COM   12709P103    62964  1958452 SH   Defined         42300   1763097    153055
Cambrex Corp.           COM   132011107    15891  2293098 SH   Defined          5100   2042798    245200
CapLease, Inc.          COM   140288101    28815  3708498 SH   Defined          9500   3273498    425500
Cedar Shopping Centers  COM   150602209    34686  2969698 SH   Defined          6800   2614698    348200
Inc.
Central European Media  COM   G20045202    96677  1134302 SH   Defined         27700   1025802     80800
Charming Shoppes        COM   161133103    34017  7042808 SH   Defined        146200   6315108    581500
Clean Harbors Inc.      COM   184496107    79072  1216485 SH   Defined         12000   1094475    110010
Cognex Corp             COM   192422103    16615   761104 SH   Defined          1500    690604     69000
Comstock Resources      COM   205768203    56714  1407300 SH   Defined          3000   1222200    182100
Inc.
Corn Products Intl Inc  COM   219023108    25579   688731 SH   Defined          1998    602033     84700
Curtiss-Wright Corp     COM   231561101    26705   643800 SH   Defined         41300    602500
Cytec Industries, Inc.  COM   232820100    52267   970600 SH   Defined         24400    864100     82100
DRS Technologies        COM   23330X100    25995   446032 SH   Defined          1400    429732     14900
Devon Energy Corp.      COM   25179M103    31596   302844 SH   Defined         22960    279884
Dress Barn Inc.         COM   261570105    22521  1740386 SH   Defined          4400   1533586    202400
Drew Industries         COM   26168L205    10139   414498 SH   Defined           900    346698     66900
Esterline Technologies  COM   297425100    51740  1027199 SH   Defined          3000    988999     35200
Corp
FTI Consulting          COM   302941109    56953   801698 SH   Defined          2200    704398     95100
Franklin Electric Co    COM   353514102    58055  1698998 SH   Defined         31400   1531798    135800
Inc
Haemonetics Corp.       COM   405024100    56134   942157 SH   Defined          2400    840657     99100
Harley-Davidson Inc.    COM   412822108     6454   172100 SH   Defined         18300    153800
Henry Schein, Inc.      COM   806407102     3576    62300 SH   Defined          7100     55200
Idex Corp.              COM   45167R104     2247    73225 SH   Defined          7800     65425
Itron Inc               COM   465741106    48466   537139 SH   Defined          1500    477089     58550
KV Pharmaceutical Co-   COM   482740206    51605  2067500 SH   Defined         43600   1819100    204800
Cl A
Kaman Corp              COM   483548103    30087  1063532 SH   Defined          2800    960032    100700
Kennametal Inc.         COM   489170100    86185  2928482 SH   Defined         59500   2647234    221748
Lance Inc               COM   514606102    15632   797562 SH   Defined          1887    706934     88741
Liberty Media Corp. -   COM   53071M302     1492    94798 SH   Defined          5359     89439
Capital
Liberty Media Corp.-    COM   53071M500     8585   379192 SH   Defined         21436    357756
Entertainm
Mid-America Apartment   COM   59522J103    32919   660500 SH   Defined         11800    583600     65100
Communit
Molex Inc. - Cl A       COM   608554200     6112   279600 SH   Defined         31200    248400
NCR Corp.               COM   62886E108    21385   936720 SH   Defined         55300    881420
Nabors Industries Ltd   COM   G6359F103    12890   381700 SH   Defined         52300    329400
Novagold Resources      COM   66987E206    35174  4562100 SH   Defined        106000   4081700    374400
Inc.
O'Reilly Automotive     COM   686091109    12996   455664 SH   Defined         50600    405064
Inc.
Officemax, Inc          COM   67622P101     4942   258200 SH   Defined         30900    227300
Orthofix International  COM   N6748L102    36278   912200 SH   Defined          2400    810000     99800
NV
Parexel Intl Corp       COM   699462107    43403  1662948 SH   Defined          5000   1488948    169000
Patterson-UTI Energy    COM   703481101    80588  3078235 SH   Defined         60200   2751835    266200
Inc.
R.R. Donnelley & Sons   COM   257867101     4998   164900 SH   Defined         19700    145200
Regis Corp.             COM   758932107    29865  1086398 SH   Defined          3100    955298    128000
Republic Services Inc.  COM   760759100    17041   582812 SH   Defined         68450    514362
- Cl.A
Scholastic Corp.        COM   807066105    34157  1128406 SH   Defined          3300    984210    140896
Shaw Group Inc.         COM   820280105    52504  1113798 SH   Defined         28900    993998     90900
Simpson Manufacturing   COM   829073105    69964  2574098 SH   Defined         54000   2310798    209300
Steelcase Inc. Cl A     COM   858155203     4059   367000 SH   Defined         43900    323100
Texas Industries Inc.   COM   882491103    19776   329000 SH   Defined           900    292500     35600
Thor Industries, Inc.   COM   885160101    25424   854000 SH   Defined         19800    756000     78200
UGI Corp.               COM   902681105    68364  2743346 SH   Defined         55700   2503646    184000
United Stationers Inc   COM   913004107    61132  1281598 SH   Defined         38100   1152798     90700
Universal Health        COM   913903100    22469   418500 SH   Defined         25200    393300
Services - B
Wabco Holdings Inc.     COM   92927K102     4046    88695 SH   Defined         10166     78529
Warnaco Group           COM   934390402    37392   948082 SH   Defined          2400    862798     82884
Waste Connections Inc.  COM   941053100    19760   642800 SH   Defined          1700    571400     69700
West Pharmaceutical     COM   955306105    83272  1882712 SH   Defined         38300   1689512    154900
Services I
Williams-Sonoma Inc     COM   969904101    15814   652400 SH   Defined         37800    614600
Zale Corp.              COM   988858106    38303  1938399 SH   Defined         61700   1742299    134400





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